Leases - Weighted Average Remaining Lease Terms and Discount Rates (Details)	12 Months Ended
Jun. 28, 2020
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term of operating leases (in months)	40 months
Weighted average remaining lease term of finance leases (in months)	337 months
Weighted average discount rate of operating leases (as a percent)	3.52%
Weighted average discount rate of finance leases (as a percent)	3.00%
Weighted average remaining lease term of finance leases excluding 49-year ground lease (in months)	31 months
Weighted average discount rate of finance leases excluding 49-year ground lease (as a percent)	3.51%
New York
Lessee, Lease, Description [Line Items]
Term of finance lease obligation	49 years